WARRANTS (Tables)	6 Months Ended
Jun. 30, 2018
Warrants
Summary of stock warrants outstanding
	Shares available to purchase with warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2017	-	$-	$-

Issued	32,329,203	$0.0034	$0.0034
Exercised	-	$-	$-
Forfeited	-	$-	$-
Expired	-	$-	$-
Outstanding, June 30, 2018	32,329,203	$0.0034	$0.0034

Exercisable, June 30, 2018	32,329,203	$0.0034	$0.0034

Range of Exercise Prices	Number Outstanding 6/30/2018	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.0023 – 0.0071	32,329,203	4.94 years	$0.0034